Acquisition of Joint Venture - Disclosure of Detailed Information About Business Combinations Cash Consideration (Parenthetical) (Detail) shares in Millions	Mar. 22, 2017 shares
Disclosure of detailed information about business combination [abstract]
ESOP rights for cancellation	504
ESOP rights cancelled at acquisition date	259
ESOP rights offered for cancellation	120
ESOP rights offered for cancellation	125